Business combinations	6 Months Ended
Jun. 30, 2019
Business Combinations [Abstract]
Business combinations	Business combinations
Acquisitions – MeDiNova
On May 23, 2019 a subsidiary of the Company, ICON Clinical Research (UK) Limited acquired a majority shareholding in MeDiNova, a site network with research sites in key markets in Europe and Africa. ICON has the right to acquire the remaining shares in the company during 2020. The vendors also have a right to sell the remaining shares to ICON during 2020. The acquisition further enhances ICON's patient recruitment capabilities in EMEA and complements ICON's existing site network in the US, PMG Research.
The acquisition of MeDiNova has been accounted for as a business combination in accordance with ASC 805 'Business Combinations'. The Company has made a provisional assessment of the fair value of assets acquired and liabilities assumed as at that date.

May 23,
2019
(in thousands)
Cash	$7,719
Property, plant and equipment	670
Operating right-of-use assets	1,888
Goodwill*	74,325
Intangible asset**	15,069
Accounts receivable	3,488
Unbilled revenue	4,272
Prepayments and other current assets	406
Other receivables	819
Accounts payable	(5,484)
Payments on account	(5,796)
Other liabilities	(5,735)
Non-current lease liabilities	(1,413)
Non-current deferred tax liability	(3,513)

Net assets acquired	$86,715

Cash outflows	$39,282
Contingent consideration	14,841
Redeemable noncontrolling interest	32,592

Total consideration (including redeemable noncontrolling interest)	$86,715

*Goodwill represents the acquisition of an established workforce and access to a broad site network in Europe and Africa.
**The Company has made an initial estimate of separate intangible assets acquired of $15.1 million, principally customer relationships and order book assets. This assessment is under review and will be finalized within 12 months of the date of acquisition.
Acquisitions – MolecularMD Corp ("MMD")
On January 25, 2019 a subsidiary of the Company, ICON Laboratory Services Inc. acquired 100% of the share capital of MMD. MMD is a molecular diagnostic specialty laboratory that enables the development and commercialization of precision medicines in oncology. The consideration on acquisition was $42.2 million.
The acquisition of MMD has been accounted for as a business combination in accordance with ASC 805 'Business Combinations'. The Company has made a provisional assessment of the fair value of assets acquired and liabilities assumed as at that date. The following table summarizes the Company’s fair values of the assets acquired and liabilities assumed:

January, 25
2019
(in thousands)
Cash	$686
Property, plant and equipment	1,697
Operating right-of-use assets	2,866
Goodwill*	27,570
Intangible asset**	13,410
Accounts receivable	3,100
Unbilled revenue	2,421
Prepayments and other current assets	908
Other receivables	43
Accounts payable	(1,279)
Payments on account	(540)
Other liabilities	(1,932)
Non-current lease liabilities	(2,167)
Non-current other liabilities	(1,123)
Non-current deferred tax liability	(3,487)

Net assets acquired	$42,173

Cash outflows	$42,349
Working capital adjustment	(176)
Total consideration	$42,173

*Goodwill represents the acquisition of an established workforce with experience in molecular diagnostic specialty laboratory services and commercialization of precision medicines in oncology.
**The Company has made an estimate of separate intangible assets acquired of $13.4 million, being customer relationships and order book assets. This assessment remains under review and will be finalized within 12 months of the date of acquisition.